SCHEDULE OF FAIR VALUES MEASUREMENTS (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Fair value measurements, assets	$ 5,353,419	$ 7,930,590
USDC	48,399	304,053
Recurring fair value measurement [member] | Financial Assets At FVTPL [Member]
IfrsStatementLineItems [Line Items]
Fair value measurements, assets	2,310,998	304,053
Recurring fair value measurement [member] | Warrant Liability [Member]
IfrsStatementLineItems [Line Items]
USDC	4,005	5,197,201
Recurring fair value measurement [member] | Digital Assets [Member]
IfrsStatementLineItems [Line Items]
USDC	1,054,649	348,998
Recurring fair value measurement [member] | USDC [Member]
IfrsStatementLineItems [Line Items]
USDC	1,983,767	2,034,800
Non-recurring fair value measurement [member] | USDC [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost (a)		45,538
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value measurements, assets	3,086,815	2,687,851
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Financial Assets At FVTPL [Member]
IfrsStatementLineItems [Line Items]
Fair value measurements, assets	48,399	304,053
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Warrant Liability [Member]
IfrsStatementLineItems [Line Items]
USDC
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Digital Assets [Member]
IfrsStatementLineItems [Line Items]
USDC	1,054,649	348,998
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | USDC [Member]
IfrsStatementLineItems [Line Items]
USDC	1,983,767	2,034,800
Level 1 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | USDC [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost (a)
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value measurements, assets		5,197,201
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Financial Assets At FVTPL [Member]
IfrsStatementLineItems [Line Items]
Fair value measurements, assets
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Warrant Liability [Member]
IfrsStatementLineItems [Line Items]
USDC		5,197,201
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Digital Assets [Member]
IfrsStatementLineItems [Line Items]
USDC
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | USDC [Member]
IfrsStatementLineItems [Line Items]
USDC
Level 2 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | USDC [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost (a)
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value measurements, assets	2,266,604	45,538
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Financial Assets At FVTPL [Member]
IfrsStatementLineItems [Line Items]
Fair value measurements, assets	2,262,599
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Warrant Liability [Member]
IfrsStatementLineItems [Line Items]
USDC	4,005
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Digital Assets [Member]
IfrsStatementLineItems [Line Items]
USDC
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | USDC [Member]
IfrsStatementLineItems [Line Items]
USDC
Level 3 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | USDC [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost (a)		$ 45,538